INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
INTANGIBLE ASSETS [Text Block]
8.	INTANGIBLE ASSETS

			Product
			Development
Cost	Patent	Rights	Costs	Total

Balance, December 31, 2015	$40,840	$65,000	$-	$105,840
Additions	-	217,946	-	217,946
Balance, December 31, 2016	40,840	282,946	-	323,786
Additions	-	-	718,023	718,023
Balance, December 31, 2017	$40,840	$282,946	$718,023	$1,041,809
Accumulated Amortization
Balance, December 31, 2015	$21,449	$65,000	$-	$86,449
Amortization	3,024	-	-	3,024
Balance, December 31, 2016	24,473	65,000	-	89,473
Amortization	7,560	-	-	7,560
Balance, December 31, 2017	$32,033	$65,000	$-	$97,033
Carrying Value
December 31, 2017	$8,807	$217,946	$718,023	$944,776
December 31, 2016	$16,367	$217,946	$-	$234,313

On November 10, 2016, the Company signed a technology development agreement to acquire all intellectual property rights (the “Products”) of G & J Technologies (the “Vendor”). As consideration, acquisition costs of $217,946 were incurred, consisting of $25,000 in cash and 250,000 common shares with a fair value of $192,946. The shares were issued during the year ended December 31, 2017.

On November 10, 2016, the Vendor also entered into a consulting agreement with the Company for a fee of $10,000 per month. In addition, the Company will pay $75,000 in cash and issue 750,000 common shares of the Company as follows:

•

$25,000 cash and 250,000 shares issuable on the filing of the first new patent application related to the Products (the Company paid the cash and issued the shares during the year ended December 31, 2017 with a fair value of $208,486);

•

$25,000 cash and 250,000 shares issuable on the successful completion of a commercially viable production prototype for the first Product (the Company accrued for the cash payment and shares to be issued at December 31, 2017 with a fair value of $131,527); and

•	$25,000 cash and 250,000 shares issuable on the completion of the sale of the first ten commercial vehicles incorporating the Products.

The Company is also required to pay a royalty to the Vendor of 2.5% of the net sales earned by the Company, to be paid within 30 days of the end of each calendar quarter. As at December 31, 2017 the Company has not earned any revenue from the sale of the Products. The Company has incurred $718,023 (2016 - $nil) of internal product development cost that has been recorded as deferred development costs at December 31, 2017.

During the year ended December 31, 2015, the Company determined that certain products could not generate independent cash flows, and accordingly impaired $298,484 of product development costs.